Contingencies (Details Textual) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of contingencies [Line Items]
Number Of Licenses	58	58
Contract liabilities	₨ 2,454,664	₨ 2,356,187
Services tax duty saved period	6 years	6 years
Tax contingent liability [member]
Disclosure of contingencies [Line Items]
Estimated financial effect of contingent liabilities		₨ 8,028
Service tax contingent liability [Member]
Disclosure of contingencies [Line Items]
Estimated financial effect of contingent liabilities	434,864	443,005
Sales tax contingent liability [Member]
Disclosure of contingencies [Line Items]
Estimated financial effect of contingent liabilities	9,386	1,080
Export obligation [Member]
Disclosure of contingencies [Line Items]
Contract liabilities	₨ 4,851,099	₨ 4,851,099